Note 11 - Legal Proceeding	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Legal Matters and Contingencies [Text Block]
7.	Legal Proceeding

In June 2013, Custom Equity Research, Inc. d/b/a Summer Street Research Partners (“Summer Street”) commenced an arbitration proceeding alleging breach of contract and quantum meruit claims against the Company. Summer Street claimed that the Company owed it additional cash commissions and common stock warrants in connection with the Company’s previous engagement of Summer Street to serve as its financial advisor and placement agent. In the arbitration, the Company filed counter-claims against Summer Street alleging fraud and misrepresentation, abuse of process and malicious prosecution. In July 2014, the Company and Summer Street entered into a settlement agreement, which resulted in the dismissal of the arbitration. Pursuant to the settlement agreement, the Company paid Summer Street $20,000.

11.    Legal Proceeding

In June 2013, Custom Equity Research, Inc. d/b/a Summer Street Research Partners (“Summer Street”) commenced an arbitration proceeding alleging breach of contract and quantum meruit claims against the Company. Summer Street claims, among other things, that the Company owes Summer Street $480,000 in cash commissions, as well as warrants to purchase 460,338 shares of the Company's common stock, in connection with the Company’s engagement of Summer Street to serve as its financial advisor and placement agent for two financing transactions undertaken by the Company in 2011 and 2012, respectively. As required under the Company’s engagement agreements with Summer Street, the arbitration has been brought before JAMS, The Resolution Experts, an alternative dispute resolution provider. In the arbitration, the Company has filed counter-claims against Summer Street alleging fraud and misrepresentation, abuse of process and malicious prosecution, and the Company is seeking unspecified monetary damages from Summer Street in connection with the counter-claims. At December 31, 2013, the parties were conducting discovery in preparation for the arbitration hearing, which is scheduled in July 2014.

Due to the uncertainty surrounding the arbitration process, the Company is unable to reasonably estimate the ultimate outcome of the foregoing matter at this time. Based on currently available information, the Company believes that it has meritorious defenses to Summer Street’s claims and that the likelihood is remote that the resolution of this matter will have a material adverse effect on the Company’s business, financial condition or future results of operations. As such, no liability associated with this matter has been recorded in the Company’s financial statements.